Item 1. Report to Shareholders

DECEMBER 31, 2004

DIVERSIFIED SMALL-CAP GROWTH FUND

Annual Report

T. ROWE PRICE
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The views and opinions in this report were current as of December 31, 2004. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund's future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
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REPORTS ON THE WEB

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T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
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Fellow Shareholders

Small-cap growth stocks rose in the second half of 2004, as the broader market completed its second consecutive year of gains. Equities declined through mid-August as economic growth moderated amid rising short-term interest rates, surging energy costs, and a heated presidential campaign. Stock prices rose as oil prices backed away from their late-October peak of $55 per barrel, and gains accelerated following the reelection of President Bush. High-profile corporate deals and mergers late in the year were also supportive.

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Periods Ended 12/31/04                   6 Months     12 Months
--------------------------------------------------------------------------------

Diversified Small-Cap Growth Fund           4.11%        10.26%

Russell 2000 Growth Index                    8.16         14.31

Lipper Small-Cap Growth Funds Index          7.12         10.79

Your fund returned 4.11% in the last six months and 10.26% for all of 2004. As shown in the table, the fund trailed its benchmarks in both periods. In the last six months, fund performance was hurt by weak stock selection in the health care, consumer discretionary, and information technology sectors. On the plus side, a modest overweighting in the energy sector and good stock selection in telecommunication services worked to our advantage.

MARKET ENVIRONMENT

The economy continued to expand in the second half of 2004, overcoming a mid-year period of softness that was largely attributable to heightened consumer and business caution amid rising oil prices and a tight presidential election race. Both of these concerns eased in the fourth quarter, as the price of oil fell sharply from its recent high and investors welcomed an uncontested presidential election result. The Federal Reserve continued to unwind its highly accommodative monetary policy in the last six months, though this was not to the detriment of the equity market. Beginning on June 30, the central bank raised the federal funds target rate from 1.00% to 2.25% in five quarter-point increments.

Small-cap shares outperformed their larger counterparts in the second half of 2004 and for the full year: the Russell 2000 Index returned 10.83% and 18.33%, respectively, versus 7.19% and 10.88% for the S&P 500 Index. As measured by various Russell indexes, growth stocks lagged value across all market capitalizations, including the small-cap space, in both periods.

In the small-cap growth universe, consumer discretionary, industrials and business services, financials, and energy stocks produced strong returns in the last six months. Information technology and consumer staples shares lagged, while health care stocks struggled due to weakness in pharmaceuticals. For the full year, the industrials and business services, energy, and financials sectors were among the best-performing areas. Health care and consumer discretionary stocks were less robust, while information technology lagged as semiconductor shares struggled.

SMALL-CAP STOCK RETURNS
--------------------------------------------------------------------------------

Periods Ended 12/31/04                    6 Months     12 Months
--------------------------------------------------------------------------------

Russell 2000 Index                          10.83%        18.33%

Russell 2000 Growth Index                    8.16         14.31

Russell 2000 Value Index                    13.37         22.25

The market for initial public offerings (IPOs) picked up dramatically in 2004, as investors seemed willing to embrace more investment risk than in recent years. According to Thomson Financial, 249 companies went public in 2004 versus 85 in 2003, as reported by The Wall Street Journal. However, the universe of publicly traded small- and mid-cap companies based in the U.S., as measured by the Dow Jones Wilshire 4500 Completion Index, continued to shrink: There were 4,475 companies in the index at the end of 2004 versus 4,539 six months ago and 4,717 at the end of 2003. Heightened merger activity is one of the primary reasons. Also, some very small companies have been delisting from the major exchanges and taking themselves private, possibly due to the rising costs of complying with securities laws and regulations that were implemented following the corporate scandals of recent years.

PORTFOLIO REVIEW

We have maintained a broadly diversified portfolio of small-cap growth stocks since our last report to you. At the end of December, the fund's assets were spread across nearly 300 securities in multiple industries, and no individual holding represented more than 1.1% of fund assets. Casting such a wide net is a key tool for risk management, as it can reduce the potentially negative impact of a given stock on the entire portfolio. In addition, such broad diversification provides greater opportunities than more concentrated portfolios to have some exposure to the stocks and sectors that perform best.

Our sector allocations, which are usually not dramatically different from those of broad small-cap growth benchmarks and portfolios, did not change much since mid-year. The information technology sector, still the largest in the small-cap growth universe (27.9% of fund assets as of December 31, 2004), was lackluster in the last six months, as strong fourth-quarter gains offset third-quarter losses. Many underlying industries were narrowly mixed and ultimately contributed little to our results on an absolute basis. IT services performed very well, however, thanks to the brisk returns produced by SRA International, CACI International, and Cognizant Technology Solutions, which were three of the fund's largest contributors to performance. Software stocks were less robust, but Activision and Macromedia posted nice gains. In contrast, semiconductor stocks fell sharply, offsetting the favorable results from these areas. (Please refer to our portfolio of investments for a complete listing of fund holdings and the amount each represents in the portfolio.)

The health care sector (21.3% of assets) was the weakest segment in the small-cap growth universe, and fund performance was hurt by pharmaceutical stocks, which suffered in sympathy with larger drug companies whose medications have raised concerns about heightened cardiovascular risks and other undesirable side effects. Biotechnology and health care equipment and supply companies also struggled. On the plus side, health care providers and service companies rose strongly, helped by good earnings growth and some merger activity in the industry. Dialysis service provider DaVita and insurance provider WellChoice were two of our top performers in this segment.

Consumer discretionary shares (19.1% of assets) contributed the most to our absolute performance in the last six months, paced by stocks of hotels, restaurants, and companies associated with leisure activities. PF Chang's China Bistro and CEC Entertainment, which operates Chuck E. Cheese's restaurants, were our two largest contributors in the industry. Homebuilder Toll Brothers in the household durables industry also performed extremely well amid a continued real estate boom. Gains in media were more modest, as strength in textbook publisher Scholastic was offset by poor performance of radio broadcasting companies, such as Emmis Communications. Other consumer discretionary industries lagged.

Industrials and business services companies (13.9% of assets) rose broadly and also made a significant positive contribution to our performance. Resources Connection and Corporate Executive Board, which provide professional services to corporations and executives, respectively, were leading performers in the commercial services and supplies industry. Aerospace and defense companies, as well as airfreight and logistics company UTi Worldwide and regional airline operator SkyWest, also enjoyed an upward trajectory.

PORTFOLIO CHARACTERISTICS
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                                                Diversified
                                                  Small-Cap              S&P 500
As of 12/31/04                                  Growth Fund          Stock Index
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Market Cap (Investment-Weighted Median)        $1.6 billion        $55.7 billion

Earnings Growth Rate
Estimated Next 5 Years *                              18.3%                11.5%

P/E Ratio (Based on Next
12 Months' Estimated Earnings)*                       21.4X                17.8X

* Source data: IBES. Forecast data are in no way an indication of future investment returns.

Although other sectors have smaller representation in the small-cap growth universe, several produced noteworthy performance. Financial stocks (7.9% of assets) performed quite well, led by companies tied to the capital markets and commercial banks. In the energy sector (5.6% of assets), most of our holdings produced positive returns despite the recent drop in oil prices. Finally, telecommunications services companies (1.4% of assets) benefited from stabilizing or improving industry fundamentals, as well as recent merger activity. Nextel Partners, a subsidiary of Nextel Communications and one of our largest contributors to performance in the last six months, benefited from the parent company's decision to merge with Sprint.

OUTLOOK

U.S. stocks have risen for two consecutive years, which has not occurred since 1998-1999. Favorable fundamentals driving the market--including solid corporate earnings growth, relatively low inflation and interest rates, and a pickup in merger activity--suggest that stocks could continue to rise in 2005. However, returns are likely to be more moderate than in the last two years. Although the Federal Reserve is determined to continue raising short-term interest rates at a "measured" pace, any acceleration of inflation or economic growth could trigger a more aggressive response from the central bank. In addition, concerns about the weakening U.S. dollar or the burgeoning trade and federal budget deficits could add upward pressure to interest rates, which would not be welcomed by equity investors.

Small-cap stocks outperformed large-caps in 2004 and have done so since April 1999. Given that small-cap performance cycles tend to average about five years and that small-cap valuations do not seem cheap relative to larger companies (at least in terms of price/earnings ratios), we believe that stocks of small companies could relinquish their leadership in 2005. However, if the market continues to rise, small-caps could hold their own.

In any event, we believe small-cap growth companies can still provide investors with high potential for superior long-term capital appreciation. We will maintain a broadly diversified portfolio of companies with strong earnings growth, and we anticipate better relative performance when value stocks--which have surpassed growth for several years--eventually break their stride.

Respectfully submitted,

Paul W. Wojcik
Chairman of the fund's Investment Advisory Committee

January 13, 2005

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

RISKS OF INVESTING

As with all stock mutual funds, the fund's share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager's assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Growth stocks can be volatile for several reasons. Since these companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

Investing in small companies involves greater risk than is customarily associated with larger companies. Stocks of smaller companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited product lines, markets, or financial resources, and their managements may lack depth and experience. Such companies seldom pay significant dividends that could cushion returns in a falling market.

GLOSSARY

Dow Jones Wilshire 4500 Completion Index: An unmanaged index that tracks the performance of all stocks in the Dow Jones Wilshire 5000 Composite Index, excluding those found in the S&P 500 Stock Index.

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

Inflation: A sustained increase in prices throughout the economy.

Lipper indexes: Consist of a small number (10 to 30) of the largest mutual funds in a particular category as tracked by Lipper Inc.

Price/earnings (P/E) ratio: A ratio that shows the "multiple" of earnings at which a stock is selling. It is calculated by dividing a stock's current price by its current earnings per share. For example, if a stock's price is $60 per share and the issuing company earns $2 per share, the P/E ratio is $60/$2, or 30.

Russell 2000 Growth Index: Measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Index: Tracks the stocks of 2,000 small U.S. companies.

Russell 2000 Value Index: Measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500 Stock Index: Tracks the stocks of 500 primarily large U.S. companies.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
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PORTFOLIO HIGHLIGHTS
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TWENTY-FIVE LARGEST HOLDINGS
                                                                      Percent of
                                                                      Net Assets
                                                                        12/31/04
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Corporate Executive Board                                                   1.1%

Avid Technology                                                             1.0

Nextel Partners                                                             0.9

Advisory Board                                                              0.9

Engineered Support System                                                   0.9
--------------------------------------------------------------------------------

SkyWest                                                                     0.9

Resources Connection                                                        0.9

Computer Programs and Systems                                               0.9

Zebra Technologies                                                          0.8

UTi Worldwide                                                               0.8
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SRA International                                                           0.8

Station Casinos                                                             0.8

Coventry Health Care                                                        0.8

F5 Networks                                                                 0.8

INAMED                                                                      0.7
--------------------------------------------------------------------------------

Affiliated Managers Group                                                   0.7

Cyberoptics                                                                 0.7

Education Management                                                        0.7

Investors Financial Services                                                0.7

Bright Horizons Family Solutions                                            0.7
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Plantronics                                                                 0.7

Hyperion Solutions                                                          0.7

SunOpta                                                                     0.7

Aeroflex                                                                    0.7

FLIR Systems                                                                0.7
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Total                                                                      20.0%
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T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
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PORTFOLIO HIGHLIGHTS
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INDUSTRY DIVERSIFICATION

Twenty-Five Largest Industries
                                                     Percent of       Percent of
                                                     Net Assets       Net Assets
                                                        6/30/04         12/31/04
--------------------------------------------------------------------------------

Health Care Providers and Services                         9.1%             9.3%

Specialty Retail                                           6.8              6.9

Commercial Services and Supplies                           6.7              6.5

Semiconductors and Semiconductor Equipment                 7.4              5.9

Health Care Equipment and Supplies                         5.7              5.5
--------------------------------------------------------------------------------

Software                                                   5.0              5.3

Electronic Equipment and Instruments                       3.4              4.2

Energy Equipment and Services                              4.0              4.0

Biotechnology                                              4.6              4.0

Communications Equipment                                   4.2              3.8
--------------------------------------------------------------------------------

IT Services                                                2.9              3.7

Hotels, Restaurants, and Leisure                           3.2              3.6

Media                                                      3.2              3.1

Capital Markets                                            2.2              2.7

Pharmaceuticals                                            3.3              2.5
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Aerospace and Defense                                      2.1              2.2

Internet Software and Services                             2.1              2.2

Commercial Banks                                           1.8              2.0

Computers and Peripherals                                  1.9              1.9

Oil and Gas                                                1.6              1.6
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Household Durables                                         1.4              1.5

Thrifts and Mortgage Finance                               1.4              1.5

Airlines                                                   1.6              1.5

Insurance                                                  1.3              1.4

Wireless Telecommunication Services                        0.9              1.4
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Total                                                     87.8%            88.2%

Historical weightings reflect current industry/sector classifications.
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T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
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GROWTH OF $10,000
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This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

DIVERSIFIED SMALL-CAP GROWTH FUND
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As of 12/31/04

Diversified Small-Cap Growth Fund $13,137

Russell 2000 Growth Index $12,963

Lipper Small-Cap Growth Funds Index $16,117


              Diversified Small-Cap    Russell 2000        Lipper Small-Cap
                   Growth Fund         Growth Index       Growth Funds Index

6/30/1997            $10,000              $10,000               $10,000

12/97                 10,710               10,734                10,685

12/98                 11,094               10,866                10,788

12/99                 14,167               15,548                17,387

12/00                 12,992               12,061                15,952

12/01                 11,718               10,948                13,883
,
12/02                  8,495                7,635                10,048

12/03                 11,914               11,341                14,547

12/04                 13,137               12,963                16,117


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T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
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AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.
                                                                           Since
                                                                       Inception
Periods Ended 12/31/04                      1 Year        5 Years        6/30/97
--------------------------------------------------------------------------------

Diversified Small-Cap Growth Fund           10.26%         -1.50%          3.70%

Russell 2000 Growth Index                   14.31          -3.57           3.52

Lipper Small-Cap Growth Funds Index         10.79          -1.51           6.57

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132. The fund charges a redemption fee of 1% on shares held for 90 days or less. For shares purchased prior to January 1, 2005, the redemption fee applies on shares held for 180 days or less. The performance information shown does not reflect the deduction of the redemption fee. If it did, the performance would be lower.

Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
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FUND EXPENSE EXAMPLE
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As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
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                                 Beginning          Ending         Expenses Paid
                             Account Value   Account Value        During Period*
                                    7/1/04        12/31/04    7/1/04 to 12/31/04
--------------------------------------------------------------------------------

Actual                              $1,000       $1,041.10                 $6.41

Hypothetical (assumes 5%
return before expenses)              1,000        1,018.85                  6.34

* Expenses are equal to the fund's annualized expense ratio for the six-month period (1.25%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by the days in the year (366) to reflect the half-year period.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
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FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                    Year
                                   Ended
                                12/31/04  12/31/03  12/31/02  12/31/01  12/31/00
NET ASSET VALUE

Beginning of period             $ 11.50   $  8.20   $ 11.31   $ 12.54   $ 14.11

Investment activities

  Net investment income (loss)   (0.12)*   (0.09)*   (0.11)*    (0.13)   (0.12)*

  Net realized and unrealized
  gain (loss)                      1.30      3.39     (3.00)    (1.10)    (1.05)

  Total from investment
  activities                       1.18      3.30     (3.11)    (1.23)    (1.17)

Distributions

  Net realized gain                   -         -         -         -     (0.40)

NET ASSET VALUE

End of period                   $ 12.68   $ 11.50   $  8.20  $  11.31   $ 12.54
                                ------------------------------------------------


Ratios/Supplemental Data

Total return^                    10.26%*  40.24%*  (27.50)%*   (9.81)%  (8.29)%*

Ratio of total expenses to
average net assets                1.25%*   1.25%*     1.25%*     1.35%    1.25%*

Ratio of net investment
income (loss) to average
net assets                      (0.99)%*  (1.03)%*  (1.10)%*   (1.15)%  (0.91)%*

Portfolio turnover rate           26.4%     23.3%     43.8%     30.3%     66.0%

Net assets, end of period
(in thousands)                 $ 82,582  $ 75,300  $ 50,379  $ 72,171  $ 85,101

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Excludes expenses in excess of a 1.25% contractual expense limitation in effect through 4/30/06.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                               December 31, 2004

PORTFOLIO OF INVESTMENTS (1)                             Shares            Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS   99.8%

CONSUMER DISCRETIONARY   19.1%

Auto Components   0.5%

Gentex                                                   12,000              444

                                                                             444

Automobiles   0.2%

Thor Industries                                           5,000              185

                                                                             185

Hotels, Restaurants & Leisure   3.6%

CEC Entertainment *                                      10,550              422

International Speedway, Class A                           1,500               79

PF Chang's China Bistro *                                 9,200              518

Rare Hospitality International *                         14,700              468

Ruby Tuesday                                              9,000              235

Sonic *                                                  11,137              340

Station Casinos                                          11,700              640

The Cheesecake Factory *                                  9,000              292

                                                                           2,994

Household Durables   1.5%

Harman International                                      1,800              228

MDC Holdings                                              4,950              428

Toll Brothers *                                           8,000              549

                                                                           1,205

Internet & Catalog Retail   0.6%

Drugstore.com *                                          30,300              103

Insight Enterprises *                                    18,475              379

                                                                             482

Leisure Equipment & Products   1.2%

Alliance Gaming *                                         9,800              136

Marvel Enterprises *                                     18,250              374

SCP Pool                                                 14,680              468

                                                                             978

Media   3.1%

Catalina Marketing                                        1,500               44

Cox Radio, Class A *                                      9,000              148

Emmis Communications, Class A *                          24,000              461

Entercom Communications *                                 5,600              201

Getty Images *                                            5,500              379

Insight Communications, Class A *                         7,500               69

Radio One, Class D *                                     30,000              484

Regent Communications *                                  19,500              103

Scholastic *                                             11,200              414

Spanish Broadcasting, Class A *                          15,600              165

Valassis Communications *                                 3,000              105

                                                                           2,573

Multiline Retail   0.7%

Dollar Tree Stores *                                      4,337              124

Family Dollar Stores                                      2,000               63

Fred's, Class A                                          22,200              386

                                                                             573

Specialty Retail   6.9%

AC Moore Arts & Crafts *                                 17,500              504

AnnTaylor Stores *                                        5,675              122

Christopher & Banks                                      20,000              369

Cost Plus *                                              13,850              445

Gamestop, Class A *                                      11,000              246

Group One Automotive *                                    7,000              220

Gymboree *                                               10,000              128

Hibbett Sporting Goods *                                  5,000              133

Hot Topic *                                              20,000              344

Michaels Stores                                          13,000              390

O'Reilly Automotive *                                    11,000              496

Pacific Sunwear *                                        18,012              401

PETsMART                                                 12,000              426

Rent-A-Center *                                          10,250              272

Ross Stores                                              10,000              289

Sonic Automotive, Class A                                 3,000               74

Talbots                                                   7,000              191

TSC *                                                     6,000              223

Urban Outfitters *                                        2,000               89

West Marine *                                             5,000              124

Williams-Sonoma *                                         7,000              245

                                                                           5,731

Textiles, Apparel, & Luxury Goods   0.8%

Fossil *                                                 16,875              433

Timberland, Class A *                                     3,000              188

                                                                             621

Total Consumer Discretionary                                              15,786

CONSUMER STAPLES   1.9%

Beverages   0.1%

Boston Beer, Class A *                                    4,000               85

                                                                              85

Food & Staples Retailing   1.0%

Performance Food Group *                                  4,400              118

United Natural Foods *                                   16,000              498

Whole Foods Market                                        2,000              191

                                                                             807

Food Products   0.8%

Peet's Coffee & Tea *                                     4,000              106

SunOpta *                                                77,900              559

                                                                             665

Total Consumer Staples                                                     1,557

ENERGY   5.6%

Energy Equipment & Services   4.0%

Atwood Oceanics *                                         2,500              130

Cal Dive International *                                 13,000              530

FMC Technologies *                                        5,000              161

Global Industries *                                      11,000               91

Grey Wolf *                                              37,000              195

Helmerich & Payne                                         3,000              102

Lone Star Technologies *                                  3,000              100

Maverick Tube *                                           8,000              242

National Oilwell *                                        6,900              244

Oil States International *                               12,000              232

Patterson-UTI Energy                                     26,000              506

Unit *                                                   13,000              497

Varco International *                                     9,000              262

                                                                           3,292

Oil & Gas   1.6%

Cabot Oil & Gas                                           7,000              310

Comstock Resources *                                     22,000              485

Spinnaker Exploration *                                   8,000              280

Stone Energy *                                            5,500              248

                                                                           1,323

Total Energy                                                               4,615

FINANCIALS   7.9%

Capital Markets   2.7%

Affiliated Managers Group *                               9,000              610

Eaton Vance                                               5,000              261

Greenhill                                                 1,200               34

Investors Financial Services                             11,700              585

Legg Mason                                                2,748              201

Raymond James Financial                                  10,000              310

Waddell & Reed Financial, Class A                         9,150              218

                                                                           2,219

Commercial Banks   2.0%

Boston Private Financial                                 13,500              380

East West Bancorp                                         8,000              336

Silicon Valley Bancshares *                               5,400              242

Southwest Bancorp of Texas                               10,000              233

UCBH Holdings                                            10,800              495

                                                                           1,686

Consumer Finance   0.2%

First Marblehead *                                        3,300              186

                                                                             186

Insurance   1.4%

Brown & Brown                                             4,600              200

MaxRe Capital                                            10,500              224

RenaissanceRe Holdings                                    7,000              365

StanCorp Financial Group                                  4,000              330

                                                                           1,119

Real Estate   0.1%

Redwood Trust, REIT                                       2,000              124

                                                                             124

Thrifts & Mortgage Finance   1.5%

Doral Financial                                           4,625              228

IndyMac Mortgage Holdings                                12,000              413

PMI Group                                                 2,000               83

Triad Guaranty *                                          8,000              484

                                                                           1,208

Total Financials                                                           6,542

HEALTH CARE   21.3%

Biotechnology   4.0%

Abgenix *                                                11,000              114

Alkermes *                                                8,400              118

Celgene *                                                 4,000              106

Cephalon *                                                4,359              222

Charles River Laboratories International *                9,000              414

Digene *                                                 17,500              458

Human Genome Sciences *                                  10,000              120

ICOS *                                                    3,300               93

Incyte Genomics *                                         5,000               50

Martek Biosciences *                                      9,000              461

Neurocrine Biosciences *                                  7,000              345

Protein Design Labs *                                    20,100              415

Techne *                                                  8,000              311

Vertex Pharmaceuticals *                                  3,302               35

                                                                           3,262

Health Care Equipment & Supplies   5.5%

Advanced Neuromodulation Systems *                        7,000              276

Conceptus *                                               5,000               41

Cyberonics *                                              2,000               41

Cytyc *                                                  13,500              372

Dentsply International                                    7,000              393

ICU Medical *                                             9,800              268

IDEXX Laboratories *                                      2,500              137

INAMED *                                                  9,750              617

Integra LifeSciences *                                    5,500              203

Invitrogen *                                              6,100              410

Mentor                                                    5,400              182

Merit Medical Systems *                                   5,900               90

Respironics *                                             8,500              462

Steris *                                                 23,000              546

Thoratec *                                               23,500              245

Varian *                                                  4,000              164

Wright Medical Group *                                    4,500              128

                                                                           4,575

Health Care Providers & Services   9.3%

Accredo Health *                                         16,300              452

Advisory Board *                                         21,000              775

AmSurg, Class A *                                         9,500              281

Community Health System *                                 6,000              167

Computer Programs and Systems                            30,400              704

Coventry Health Care *                                   12,000              637

D&K Healthcare                                           10,000               81

DaVita *                                                 13,650              540

Gentiva Health Services *                                17,600              294

Henry Schein *                                            1,500              105

LifePoint Hospitals *                                     9,000              313

Manor Care                                                6,500              230

Matria Healthcare *                                       3,900              152

Omnicare                                                 13,500              467

Patterson Companies *                                    10,000              434

Pharmaceutical Product Development *                     11,200              462

Priority Healthcare, Class B *                            5,000              109

Renal Care Group *                                        6,000              216

Symbion *                                                13,000              287

Triad Hospitals *                                         4,000              149

United Surgical Partners International *                 10,000              417

WellChoice *                                              8,000              427

                                                                           7,699

Pharmaceuticals   2.5%

Andrx *                                                  12,000              262

Bradley Pharmaceuticals, Class A *                       18,000              349

Eon Labs *                                               14,000              378

Medicis Pharmaceutical, Class A                          14,000              492

Noven Pharmaceuticals *                                  17,000              290

Par Pharmaceutical *                                      2,500              103

Taro Pharmaceuticals *                                    6,400              218

                                                                           2,092

Total Health Care                                                         17,628

INDUSTRIALS & BUSINESS SERVICES   13.9%

Aerospace & Defense   2.2%

Engineered Support System                                12,500              740

Herley Industries *                                       5,000              102

Mercury Computer Systems *                               16,000              475

MTC Technologies *                                       16,000              537

                                                                           1,854

Air Freight & Logistics   1.1%

Forward Air *                                             5,000              224

UTi Worldwide                                            10,000              680

                                                                             904

Airlines   1.5%

AirTran *                                                 4,000               43

ExpressJet Holdings *                                     7,600               98

Frontier Airlines *                                      29,000              331

JetBlue Airways *                                         2,300               53

SkyWest                                                  35,500              712

                                                                           1,237

Building Products   0.3%

Simpson Manufacturing                                     6,000              209

Commercial Services & Supplies   6.5%

Apollo Group, Class A *                                   2,973              240

Bright Horizons Family Solutions *                        8,900              576

Career Education *                                        5,900              236

ChoicePoint *                                            11,266              518

Corinthian Colleges *                                    10,000              188

Corporate Executive Board                                13,500              904

Devry *                                                  12,500              217

Education Management *                                   18,000              594

ITT Educational Services *                               10,100              480

Jackson Hewitt Tax Service                                2,000               51

Resources Connection *                                   13,000              706

Stericycle *                                              6,000              276

Waste Connections *                                      10,500              360

                                                                           5,346

Construction & Engineering   0.2%

Insituform Technologies, Class A *                        7,000              159

                                                                             159

Machinery   0.8%

Oshkosh Truck                                             8,000              547

Reliance Steel & Aluminum                                 4,000              156

                                                                             703

Road & Rail   0.9%

Dollar Thrifty Auto Group *                              10,000              302

Old Dominion Freight Line *                               9,000              313

Werner Enterprises                                        5,000              113

                                                                             728

Trading Companies & Distributors   0.4%

Hughes Supply                                            11,000              356

                                                                             356

Total Industrials & Business Services                                     11,496


INFORMATION TECHNOLOGY   27.9%

Communications Equipment   3.8%

ADTRAN                                                   13,300              254

Anaren *                                                  9,500              123

Avocent *                                                 2,075               84

Black Box                                                 2,000               96

Centillium Communications *                              19,000               46

F5 Networks *                                            13,000              633

Inter-Tel                                                20,000              548

Packeteer *                                              17,000              246

Plantronics                                              13,500              560

Polycom *                                                15,942              372

Powerwave Technologies *                                 10,000               85

REMEC *                                                   7,400               53

                                                                           3,100

Computers & Peripherals   1.9%

Avid Technology *                                        14,000              865

Maxtor *                                                 47,200              250

Pinnacle *                                               10,000               61

Sandisk *                                                10,300              257

SBS Technologies *                                        8,000              112

                                                                           1,545

Electronic Equipment & Instruments   4.2%

Aeroflex *                                               46,000              557

Coherent *                                                5,700              173

Cyberoptics *                                            40,000              595

Daktronics *                                              3,500               87

Digital Theater Systems *                                14,000              282

Dionex *                                                  2,500              142

FLIR Systems *                                            8,700              555

KEMET *                                                   3,900               35

Lexar Media *                                            18,000              141

National Instruments                                      1,475               40

Newport *                                                 3,000               42

Plexus *                                                 12,500              163

Scansource *                                              1,500               93

TTM Technologies *                                       47,000              555

                                                                           3,460

Internet Software & Services   2.2%

CNET Networks *                                          16,000              180

Digital Insight *                                        19,000              350

Earthlink *                                              15,000              173

Jupitermedia *                                            7,700              183

MatrixOne *                                              30,000              196

Open Text *                                              17,000              341

Support.com *                                            17,000              113

Websense *                                                5,800              294

                                                                           1,830

IT Services   3.7%

CACI International, Class A *                             7,000              477

Cognizant Technology Solutions, Class A *                10,000              423

Forrester Research *                                     14,500              260

Global Payments                                           5,800              340

Hewitt Associates, Class A *                              2,120               68

Inforte *                                                55,000              434

Iron Mountain *                                          13,000              396

SkilSoft ADR *                                            8,000               45

SRA International, Class A *                             10,000              642

                                                                           3,085

Office Electronics   0.9%

Zebra Technologies, Class A *                            12,375              696

                                                                             696

Semiconductor & Semiconductor Equipment   5.9%

Advanced Energy Industries *                             35,200              321

AMIS Holdings *                                           9,000              149

ATMI *                                                    7,500              169

August Technology *                                       5,100               54

Axcelis Technologies *                                   25,000              203

Brooks-Pri Automation *                                   2,500               43

Cognex                                                    8,300              232

Cohu                                                      8,000              148

Cymer *                                                   9,500              281

Entegris *                                               18,000              179

Exar *                                                   11,000              156

Integrated Circuit Systems *                             11,000              230

Integrated Silicon Solution *                            23,000              189

Intersil Holding, Class A                                17,400              291

Lattice Semiconductor *                                  11,600               66

Micrel *                                                  2,700               30

Microchip Technology                                      1,762               47

Omnivision Technologies *                                27,000              495

Pericom Semiconductor *                                  12,500              118

PortalPlayer *                                              600               15

Rudolph Technologies *                                    3,200               55

Semtech *                                                13,000              284

Silicon Storage Technology *                             21,300              127

Skyworks Solutions *                                     10,000               94

Tessera Technologies *                                    7,000              260

TriQuint Semiconductor *                                 11,387               51

Varian Semiconductor Equipment *                         10,000              369

Zoran *                                                  21,698              251

                                                                           4,907

Software   5.3%

Activision *                                             20,250              409

Actuate *                                                26,700               68

Agile Software *                                         35,000              286

Borland Software *                                       20,000              234

Concord Communications *                                  5,300               59

EPIQ Systems *                                            5,000               73

FactSet Research Systems                                  4,000              234

Fair Isaac                                               14,256              523

Hyperion Solutions *                                     12,000              559

Informatica *                                            31,200              253

Jack Henry & Associates                                  10,000              199

Macromedia *                                              8,000              249

Macrovision *                                            16,000              412

Magma Design Automation *                                11,000              138

Mercury Interactive *                                     1,000               46

Radiant Systems *                                        10,750               70

Red Hat *                                                10,000              133

RSA Security *                                            9,000              181

SERENA Software *                                        12,500              270

                                                                           4,396

Total Information Technology                                              23,019

MATERIALS   0.8%

Chemicals   0.5%

Symyx Technologies *                                     13,900              418

                                                                             418

Metals & Mining   0.3%

Steel Dynamics                                            6,000              228


                                                                             228

Total Materials                                                              646

TELECOMMUNICATION SERVICES   1.4%

Wireless Telecommunication Services   1.4%

Nextel Partners, Class A *                               40,000              782

NII Holdings, Class B *                                   3,900              185

Wireless Facilities *                                    17,000              160

Total Telecommunication Services                                           1,127


Total Common Stocks (Cost  $59,655)                                       82,416

SHORT-TERM INVESTMENTS   0.4%

Money Market Fund   0.4%

T. Rowe Price Reserve Investment Fund, 2.28% #!         365,934              366

Total Short-Term Investments (Cost  $366)                                    366

Total Investments in Securities

100.2% of Net Assets (Cost $60,021)                                      $82,782
                                                                         -------

(1)  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

!    Affiliated company - See Note 4

ADR  American Depository Receipts

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                               December 31, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value

  Affiliated companies (cost $366)                              $           366

  Non-affiliated companies (cost $59,655)                                82,416

  Total investments in securities                                        82,782

Other assets                                                                 84

Total assets                                                             82,866

Liabilities

Total liabilities                                                           284

NET ASSETS                                                      $        82,582
                                                                ---------------

Net Assets Consist of:

Undistributed net realized gain (loss)                          $       (14,513)

Net unrealized gain (loss)                                               22,761

Paid-in-capital applicable to 6,510,822 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                          74,334

NET ASSETS                                                      $        82,582
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $         12.68
                                                                ---------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                           Ended
                                                                        12/31/04
Investment Income (Loss)

Dividend income                                                 $           205

Expenses
  Investment management                                                     517

  Shareholder servicing                                                     275

  Custody and accounting                                                    107

  Prospectus and shareholder reports                                         38

  Registration                                                               38

  Legal and audit                                                            12

  Directors                                                                   5

  Miscellaneous                                                               6

  Reductions/repayments of fees and expenses

    Investment management fees (waived) repaid                              (24)

  Total expenses                                                            974

Net investment income (loss)                                               (769)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                    2,953

Change in net unrealized gain (loss) on securities                        5,357

Net realized and unrealized gain (loss)                                   8,310

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                          $         7,541
                                                                ---------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                              Year
                                                             Ended
                                                          12/31/04      12/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                          $    (769)    $    (620)

  Net realized gain (loss)                                  2,953        (1,789)

  Change in net unrealized gain (loss)                      5,357        22,924

  Increase (decrease) in net assets
  from operations                                           7,541        20,515

Capital share transactions *

  Shares sold                                              16,661        13,804

  Shares redeemed                                         (16,936)       (9,408)

  Redemption fees received                                     16            10

  Increase (decrease) in net assets
  from capital share transactions                            (259)        4,406

Net Assets

Increase (decrease) during period                           7,282        24,921

Beginning of period                                        75,300        50,379

End of period                                           $  82,582     $  75,300
                                                        ---------     ---------

(Including undistributed net investment
income of $0 at 12/31/04 and $0 at 12/31/03)

*Share information

    Shares sold                                             1,408         1,381

    Shares redeemed                                        (1,445)         (976)

    Increase (decrease) in shares outstanding                 (37)          405

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                               December 31, 2004
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 30, 1997. The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Rebates
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $2,000 for the year ended December 31, 2004.

Redemption Fees
A 1% fee is assessed on redemptions of fund shares held less than 6 months to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $20,449,000 and $20,816,000, respectively, for the year ended December 31, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

There were no distributions in the year ended December 31, 2004. At December 31, 2004, the tax-basis components of net assets were as follows:

Unrealized appreciation                                          $   29,125,000

Unrealized depreciation                                              (7,137,000)

Net unrealized appreciation (depreciation)                           21,988,000

Capital loss carryforwards                                          (13,740,000)

Paid-in capital                                                      74,334,000

Net assets                                                       $   82,582,000
                                                                 --------------

Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. Consequently, $772,000 of realized losses reflected in the accompanying financial statements will not be recognized for tax purposes until 2005. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. During the year ended December 31, 2004, the fund utilized $3,726,000 of capital loss carryforwards. As of December 31, 2004, the fund had $1,927,000 of capital loss carryforwards that expire in 2009, $9,434,000 that expire in 2010, and $2,379,000 that expire in 2011.

For the year ended December 31, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.
--------------------------------------------------------------------------------

Undistributed net investment income                              $      769,000

Paid-in capital                                                        (769,000)

At December 31, 2004, the cost of investments for federal income tax purposes was $60,794,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $44,000.

The fund is also subject to a contractual expense limitation through April 30, 2006. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.25%. Through April 30, 2008, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. Pursuant to this agreement, at December 31, 2004, management fees waived remain subject to repayment by the fund in the following amounts: $259,000 through April 30, 2006, and $16,000 through April 30, 2008.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the year ended December 31, 2004, expenses incurred pursuant to these service agreements were $64,000 for Price Associates, $193,000 for T. Rowe Price Services, Inc., and $2,000 for T. Rowe Price Retirement Plan Services, Inc. At period-end, a total of $34,000 of these expenses was payable.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2004, dividend income from the Reserve Funds totaled $10,000, and the value of shares of the Reserve Funds held at December 31, 2004 and December 31, 2003 was $366,000 and $1,039,000, respectively.

As of December 31, 2004, T. Rowe Price Group, Inc. and/or its wholly owned subsidiaries owned 107,206 shares of the fund, representing 2% of the fund's net assets.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the "Fund") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2005

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
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The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
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ABOUT THE FUND'S DIRECTORS AND OFFICERS
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Your fund is governed by a Board of Directors that meets regularly to review investments, performance, compliance matters, advisory fees, expenses, and other business affairs, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected *                Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1945)                        Chief Executive Officer, The Rouse Company, real
2001                          estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1943)                        acquisition and management advisory firm
1997

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(1938)                        Resources Corp. (5/00 to present), and Pacific
1997                          Rim Mining Corp. (2/02 to present); Chairman and
                              President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(1943)                        Client Services, Marsh Inc. (1999-2003); Managing
2003                          Director and Head of International Private
                              Banking, Bankers Trust (1996-1999); Director, Eli
                              Lilly and Company and Georgia Pacific
                              (5/04 to present)

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(1934)                        Inc., consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc., a
(1946)                        real estate investment company; Partner,
2001                          Blackstone Real Estate Advisors, L.P.; Director,
                              AMLI Residential Properties Trust and The Rouse
                              Company, real estate developers

* Each independent director oversees 112 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected *
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

John H. Laporte, CFA          Vice President, T. Rowe Price and T. Rowe Price
(1945)                        Group, Inc.; Vice President, Diversified Small-Cap
1997                          Growth Fund
[15]

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(1943)                        Chairman of the Board, Director, and Vice
1997                          President, T. Rowe Price Group, Inc.; Chairman of
[112]                         the Board and Director, T. Rowe Price Global Asset
                              Management Limited, T. Rowe Price Global
                              Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe Price
                              Services, Inc.; Chairman of the Board, Director,
                              President, and Trust Officer, T. Rowe Price Trust
                              Company; Director, T. Rowe Price International,
                              Inc.; Chairman of the Board, Diversified Small-Cap
                              Growth Fund

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

E. Frederick Bair, CFA, CPA (1969)      Vice President, T. Rowe Price and
Vice President, Diversified             T. Rowe Price Trust Company
Small-Cap Growth Fund

Stephen V. Booth, CPA (1961)            Vice President, T. Rowe Price, T. Rowe
Vice President, Diversified             Price Group, Inc., and T. Rowe Price
Small-Cap Growth Fund                   Trust Company

Joseph A. Carrier (1960)                Vice President, T. Rowe Price, T. Rowe
Treasurer, Diversified                  Price Group, Inc., T. Rowe Price
Small-Cap Growth Fund                   Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Roger L. Fiery III, CPA (1959)          Vice President, T. Rowe Price, T. Rowe
Vice President, Diversified             Price Group, Inc., T. Rowe Price
Small-Cap Growth Fund                   International, Inc., and T. Rowe Price
                                        Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

John R. Gilner (1961)                   Chief Compliance Officer and Vice
Chief Compliance Officer,               President, T. Rowe Price; Vice
Diversified Small-Cap Growth Fund       President, T. Rowe Price Investment
                                        Services, Inc., and T. Rowe Price Group,
                                        Inc.

Gregory S. Golczewski (1966)            Vice President, T. Rowe Price and
Vice President, Diversified             T. Rowe Price Trust Company
Small-Cap Growth Fund

Henry H. Hopkins (1942)                 Director and Vice President, T. Rowe
Vice President, Diversified             Price Investment Services, Inc., T. Rowe
Small-Cap Growth Fund                   Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price Group, Inc., T.
                                        Rowe Price International, Inc., and T.
                                        Rowe Price Retirement Plan Services,
                                        Inc.

Patricia B. Lippert (1953)              Assistant Vice President, T. Rowe Price
Secretary, Diversified                  and T. Rowe Price Investment Services,
Small-Cap Growth Fund                   Inc.

Sudhir Nanda, Ph.D., CFA (1959)         Vice President, T. Rowe Price and
Vice President, Diversified             T. Rowe Price Group, Inc.
Small-Cap Growth Fund

Philip A. Nestico (1976)                Vice President, T. Rowe Price
Vice President, Diversified
Small-Cap Growth Fund

Donald J. Peters (1959)                 Vice President, T. Rowe Price and
Vice President, Diversified             T. Rowe Price Group, Inc.
Small-Cap Growth Fund

Julie L. Waples (1970)                  Vice President, T. Rowe Price
Vice President, Diversified
Small-Cap Growth Fund

Richard T. Whitney, CFA (1958)          Vice President, T. Rowe Price, T. Rowe
Executive Vice President,               Price Group, Inc., T. Rowe Price
Diversified Small-Cap Growth Fund       International, Inc., and T. Rowe Price
                                        Trust Company

Paul W. Wojcik, CFA (1970)              Vice President, T. Rowe Price and
President, Diversified                  T. Rowe Price Group, Inc.
Small-Cap Growth Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $6,129                $7,968
     Audit-Related Fees                         848                   452
     Tax Fees                                 1,662                 2,069
     All Other Fees                               -                   124

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $903,000 and $821,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Small-Cap Growth Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     February 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     February 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     February 18, 2005